united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
3,469	FlexShares Global Upstream Natural Resources Index Fund	$ 103,446
1,349	Guggenheim Timber ETF	34,561
3,189	iShares Core S&P Mid-Cap ETF	484,664
4,401	iShares Core S&P Small-Cap ETF	519,450
4,831	iShares S&P 500 Growth ETF	550,492
5,594	iShares S&P 500 Value ETF	517,781
1,597	SPDR Dow Jones International Real Estate ETF	69,182
727	SPDR Dow Jones REIT ETF	68,752
12,794	Vanguard FTSE All-World ex-US ETF	623,452
1,049	Vanguard FTSE All-World ex-US Small-Cap ETF	104,124
6,449	Vanguard FTSE Emerging Markets ETF	263,571
1,095	WisdomTree Emerging Markets SmallCap Dividend Fund	48,432
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,193,027)	3,387,907

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
97,500	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $97,500) (a)	97,500

	TOTAL INVESTMENTS - 100.9% (Cost - $3,290,527) (b)	$ 3,485,407
	OTHER ASSETS AND LIABILITIES - NET - (0.9)%	(29,560)
	TOTAL NET ASSETS - 100.0%	$ 3,455,847

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,291,661 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 213,017
	Unrealized depreciation:	(19,271)
	Net unrealized appreciation:	$ 193,746

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.1%
16,462	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 401,508
2,515	iShares 3-7 Year Treasury Bond ETF	312,287
1,761	iShares Floating Rate Bond ETF	89,177
2,455	iShares iBoxx $ High Yield Corporate Bond ETF	222,448
2,567	iShares iBoxx $ Investment Grade Corporate Bond ETF	312,430
6,881	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	357,330
3,699	PowerShares Senior Loan Portfolio	89,109
5,806	SPDR Barclays Short Term Corporate Bond ETF	178,534
1,652	Vanguard Total International Bond ETF	89,357
2,250	WisdomTree Emerging Markets Local Debt Fund	89,438
		2,141,618
	EQUITY FUNDS - 49.9%
1,486	FlexShares Global Upstream Natural Resources Index Fund	44,313
1,734	Guggenheim Timber ETF	44,425
1,172	iShares Core S&P Mid-Cap ETF	178,120
1,509	iShares Core S&P Small-Cap ETF	178,107
2,718	iShares S&P 500 Growth ETF	309,716
5,277	iShares S&P 500 Value ETF	488,439
3,079	SPDR Dow Jones International Real Estate ETF	133,382
1,402	SPDR Dow Jones REIT ETF	132,587
406	Vanguard Energy ETF	44,368
7,310	Vanguard FTSE All-World ex-US ETF	356,216
897	Vanguard FTSE All-World ex-US Small-Cap ETF	89,036
3,602	Vanguard FTSE Emerging Markets ETF	147,214
409	Vanguard Materials ETF	44,385
705	WisdomTree Emerging Markets SmallCap Dividend Fund	31,182
		2,221,490
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,162,128)	4,363,108

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
124,229	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $124,229) (a)	124,229

	TOTAL INVESTMENTS - 100.8% (Cost - $4,286,357) (b)	$ 4,487,337
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(36,791)
	TOTAL NET ASSETS - 100.0%	$ 4,450,546

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,316,758 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 219,761
	Unrealized depreciation:	(49,182)
	Net unrealized appreciation:	$ 170,579

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.1%
10,692	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 260,778
1,843	iShares 1-3 Year Treasury Bond ETF	156,434
1,050	iShares 3-7 Year Treasury Bond ETF	130,378
1,544	iShares Floating Rate Bond ETF	78,188
1,286	iShares iBoxx $ Investment Grade Corporate Bond ETF	156,519
1,027	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	104,261
5,027	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	261,052
1,031	PIMCO Enhanced Short Maturity Exchange-Traded Fund	104,286
6,486	PowerShares Senior Loan Portfolio	156,248
6,787	SPDR Barclays Short Term Corporate Bond ETF	208,700
483	Vanguard Total International Bond ETF	26,125
3,289	WisdomTree Emerging Markets Local Debt Fund	130,738
		1,773,707
	EQUITY FUNDS - 29.9%
1,737	FlexShares Global Upstream Natural Resources Index Fund	51,798
685	iShares Core S&P Mid-Cap ETF	104,106
441	iShares Core S&P Small-Cap ETF	52,051
1,135	iShares S&P 500 Growth ETF	129,333
1,963	iShares S&P 500 Value ETF	181,695
1,200	SPDR Dow Jones International Real Estate ETF	51,984
547	SPDR Dow Jones REIT ETF	51,730
2,670	Vanguard FTSE All-World ex-US ETF	130,109
261	Vanguard FTSE All-World ex-US Small-Cap ETF	25,907
		778,713
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,551,690)	2,552,420

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
59,140	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $59,140) (a)	59,140

	TOTAL INVESTMENTS - 100.3% (Cost - $2,610,830) (b)	$ 2,611,560
	OTHER LIABILITIES AND ASSETS - NET - (0.3)%	(7,592)
	TOTAL NET ASSETS - 100.0%	$ 2,603,968

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,611,809 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 51,422
	Unrealized depreciation:	(51,671)
	Net unrealized depreciation:	$ (249)

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
7,744	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 188,876
2,772	iShares iBoxx $ High Yield Corporate Bond ETF	251,171
3,642	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	189,129
4,765	WisdomTree Emerging Markets Local Debt Fund	189,409
		818,585
	EQUITY FUNDS - 85.0%
8,393	FlexShares Global Upstream Natural Resources Index Fund	250,279
2,448	Guggenheim Timber ETF	62,718
4,547	iShares Core S&P Mid-Cap ETF	691,053
6,390	iShares Core S&P Small-Cap ETF	754,212
7,125	iShares S&P 500 Growth ETF	811,894
8,124	iShares S&P 500 Value ETF	751,957
4,346	SPDR Dow Jones International Real Estate ETF	188,269
1,314	SPDR Dow Jones REIT ETF	124,265
573	Vanguard Energy ETF	62,617
21,927	Vanguard FTSE All-World ex-US ETF	1,068,503
1,269	Vanguard FTSE All-World ex-US Small-Cap ETF	125,961
7,700	Vanguard FTSE Emerging Markets ETF	314,699
578	Vanguard Materials ETF	62,724
1,421	WisdomTree Emerging Markets SmallCap Dividend Fund	62,851
		5,332,002
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,523,045)	6,150,587

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
173,946	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $173,946) (a)	173,946

	TOTAL INVESTMENTS - 100.8% (Cost - $5,696,991) (b)	$ 6,324,533
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(50,171)
	TOTAL NET ASSETS - 100.0%	$ 6,274,362

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,702,360 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 703,606
	Unrealized depreciation:	(81,433)
	Net unrealized appreciation:	$ 622,173

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 33.1%
8,841	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 215,632
1,978	iShares iBoxx $ High Yield Corporate Bond ETF	179,227
2,068	iShares iBoxx $ Investment Grade Corporate Bond ETF	251,696
3,463	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	179,834
2,980	PowerShares Senior Loan Portfolio	71,788
5,846	SPDR Barclays Short Term Corporate Bond ETF	179,764
666	Vanguard Total International Bond ETF	36,024
1,813	WisdomTree Emerging Markets Local Debt Fund	72,067
		1,186,032
	EQUITY FUNDS - 65.0%
3,593	FlexShares Global Upstream Natural Resources Index Fund	107,143
1,397	Guggenheim Timber ETF	35,791
1,888	iShares Core S&P Mid-Cap ETF	286,938
2,431	iShares Core S&P Small-Cap ETF	286,931
3,128	iShares S&P 500 Growth ETF	356,436
3,864	iShares S&P 500 Value ETF	357,652
2,480	SPDR Dow Jones International Real Estate ETF	107,434
753	SPDR Dow Jones REIT ETF	71,211
327	Vanguard Energy ETF	35,734
8,836	Vanguard FTSE All-World ex-US ETF	430,578
722	Vanguard FTSE All-World ex-US Small-Cap ETF	71,666
2,902	Vanguard FTSE Emerging Markets ETF	118,605
330	Vanguard Materials ETF	35,812
568	WisdomTree Emerging Markets SmallCap Dividend Fund	25,123
		2,327,054
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,425,086)	3,513,086

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
90,891	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $90,891) (a)	90,891

	TOTAL INVESTMENTS - 100.6% (Cost - $3,515,977) (b)	$ 3,603,977
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(20,525)
	TOTAL NET ASSETS - 100.0%	$ 3,583,452

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,528,142 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 118,105
	Unrealized depreciation:	(42,270)
	Net unrealized appreciation:	$ 75,835

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.4%
2,267,726	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 55,309,837
346,365	iShares 3-7 Year Treasury Bond ETF			43,008,142
242,615	iShares Floating Rate Bond ETF			12,286,024
338,295	iShares iBoxx $ High Yield Corporate Bond ETF			30,652,910
353,570	iShares iBoxx $ Investment Grade Corporate Bond ETF			43,033,005
947,812	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			49,219,877
509,583	PowerShares Senior Loan Portfolio			12,275,854
799,742	SPDR Barclays Short Term Corporate Bond ETF			24,592,067
227,604	Vanguard Total International Bond ETF			12,311,100
310,096	WisdomTree Emerging Markets Local Debt Fund			12,326,316
				295,015,132
	EQUITY FUNDS - 44.9%
204,835	FlexShares Global Upstream Natural Resources Index Fund			6,108,180
239,009	Guggenheim Timber ETF			6,123,411
161,266	iShares Core S&P Mid-Cap ETF			24,509,207
207,780	iShares Core S&P Small-Cap ETF			24,524,273
374,084	iShares S&P 500 Growth ETF			42,626,872
726,358	iShares S&P 500 Value ETF			67,231,696
424,436	SPDR Dow Jones International Real Estate ETF			18,386,567
192,813	SPDR Dow Jones REIT ETF			18,234,325
56,023	Vanguard Energy ETF			6,122,193
1,007,051	Vanguard FTSE All-World ex-US ETF			49,073,595
123,888	Vanguard FTSE All-World ex-US Small-Cap ETF			12,297,123
500,910	Vanguard FTSE Emerging Markets ETF			20,472,192
56,430	Vanguard Materials ETF			6,123,784
92,529	WisdomTree Emerging Markets SmallCap Dividend Fund			4,092,558
				305,925,976
	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,578,349)			600,941,108

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.7%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.07% (a)			28,750,000
28,750,000	Federated Prime Cash Obligations Fund to yield 0.05% (a)			28,750,000
22,182,412	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08% (a)			22,182,412
	(Cost - $79,682,412)			79,682,412

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 1,400,000	United States Treasury Bill (Cost $1,399,969) (c)	0.01%	6/18/2015	1,399,969

	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,082,381)			81,082,381

	TOTAL INVESTMENTS - 100.2% (Cost - $647,660,730) (d)			$ 682,023,489
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%			(1,155,582)
	TOTAL NET ASSETS - 100.0%			$ 680,867,907
TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $648,293,956 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 41,647,984
		Unrealized depreciation:	(7,918,451)
		Net unrealized appreciation:	$ 33,729,533

			Unrealized
Contracts			Appreciation (Depreciation)
	OPEN LONG FUTURES CONTRACTS
75	MSCI EAFE Index Mini June 2015
	(Underlying Face Amount at Value $6,862,125)		$ 52,500
103	MSCI Emerging Market Index Mini June 2015
	(Underlying Face Amount at Value $5,007,860)		121,025
58	Russell 2000 Index Mini June 2015
	(Underlying Face Amount at Value $7,243,620)		68,730
83	S&P 500 Index E-Mini June 2015
	(Underlying Face Amount at Value $8,552,113)		(22,825)
26	S&P Midcap 400 Index E-Mini June 2015
	(Underlying Face Amount at Value $3,951,480)		32,240

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ 251,670

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.8%
131,742	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 3,213,187
15,115	iShares 3-7 Year Treasury Bond ETF			1,876,830
10,585	iShares Floating Rate Bond ETF			536,024
22,141	iShares iBoxx $ High Yield Corporate Bond ETF			2,006,196
23,143	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,816,735
54,291	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			2,819,332
33,359	PowerShares Senior Loan Portfolio			803,618
56,717	SPDR Barclays Short Term Corporate Bond ETF			1,744,048
12,417	Vanguard Total International Bond ETF			671,635
20,299	WisdomTree Emerging Markets Local Debt Fund			806,885
				17,294,490
	EQUITY FUNDS - 49.5%
22,283	FlexShares Global Upstream Natural Resources Index Fund			664,479
15,646	Guggenheim Timber ETF			400,851
14,074	iShares Core S&P Mid-Cap ETF			2,138,967
18,133	iShares Core S&P Small-Cap ETF			2,140,238
27,977	iShares S&P 500 Growth ETF			3,187,979
46,103	iShares S&P 500 Value ETF			4,267,294
27,772	SPDR Dow Jones International Real Estate ETF			1,203,083
11,220	SPDR Dow Jones REIT ETF			1,061,075
3,665	Vanguard Energy ETF			400,511
76,896	Vanguard FTSE All-World ex-US ETF			3,747,142
8,108	Vanguard FTSE All-World ex-US Small-Cap ETF			804,800
32,806	Vanguard FTSE Emerging Markets ETF			1,340,781
3,694	Vanguard Materials ETF			400,873
6,057	WisdomTree Emerging Markets SmallCap Dividend Fund			267,901
				22,025,974
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,915,534)			39,320,464

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 11.8%
5,261,466	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08%
	(Cost - $5,261,466) (a)			5,261,466

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.1%
$ 73,000	United States Treasury Bill (Cost $72,998) (c)	0.01%	6/18/2015	72,998

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,334,464)			5,334,464

	TOTAL INVESTMENTS - 100.2% (Cost - $44,249,998) (d)			$ 44,654,928
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%			(106,222)
	TOTAL NET ASSETS - 100.0%			$ 44,548,706
TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,254,582 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 863,362
	Unrealized depreciation:	(463,016)
	Net unrealized appreciation:	$ 400,346

		Unrealized
Contracts		Appreciation (Depreciation)
	OPEN LONG FUTURES CONTRACTS
4	MSCI EAFE Index Mini June 2015
	(Underlying Face Amount at Value $365,980)	$ 2,040
6	MSCI Emerging Market Index Mini June 2015
	(Underlying Face Amount at Value $291,720)	10,470
3	Russell 2000 Index Mini June 2015
	(Underlying Face Amount at Value $374,670)	4,935
5	S&P 500 Index E-Mini June 2015
	(Underlying Face Amount at Value $515,188)	(1,398)
1	S&P Midcap 400 Index E-Mini June 2015
	(Underlying Face Amount at Value $151,980)	1,620

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 17,667

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
1,410,716	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 34,407,363
505,841	iShares iBoxx $ High Yield Corporate Bond ETF			45,834,253
664,347	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			34,499,540
869,502	WisdomTree Emerging Markets Local Debt Fund (a)			34,562,704
				149,303,860
	EQUITY FUNDS - 76.5%
1,530,841	FlexShares Global Upstream Natural Resources Index Fund			45,649,679
446,783	Guggenheim Timber ETF (a)			11,446,580
828,842	iShares Core S&P Mid-Cap ETF			125,967,407
1,165,066	iShares Core S&P Small-Cap ETF			137,512,740
1,298,443	iShares S&P 500 Growth ETF			147,957,580
1,481,090	iShares S&P 500 Value ETF			137,089,690
793,040	SPDR Dow Jones International Real Estate ETF			34,354,493
240,286	SPDR Dow Jones REIT ETF			22,723,847
104,668	Vanguard Energy ETF			11,438,119
3,998,223	Vanguard FTSE All-World ex-US ETF			194,833,407
231,539	Vanguard FTSE All-World ex-US Small-Cap ETF			22,982,561
1,405,019	Vanguard FTSE Emerging Markets ETF			57,423,126
105,486	Vanguard Materials ETF			11,447,341
259,448	WisdomTree Emerging Markets SmallCap Dividend Fund			11,475,385
				972,301,955
	TOTAL EXCHANGE TRADED FUNDS (Cost - $990,131,308)			1,121,605,815

	SHORT-TERM INVESTMENTS - 12.0%
	MONEY MARKET FUNDS - 11.5%
40,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.07% (b)			40,000,000
40,000,000	Federated Prime Cash Obligations Fund to yield 0.05% (b)			40,000,000
66,858,144	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08% (b)			66,858,144
	(Cost - $146,858,144)			146,858,144

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.5%
$ 5,770,000	United States Treasury Bill (Cost $5,769,874) (c)	0.01%	6/18/2015	5,769,874

	TOTAL SHORT-TERM INVESTMENTS (Cost - $152,628,018)			152,628,018

	TOTAL INVESTMENTS - 100.2% (Cost - $1,142,759,326) (e)			$ 1,274,233,833
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%			(2,623,297)
	TOTAL NET ASSETS - 100.0%			$ 1,271,610,536

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(c) All or a portion of this security may be held as collateral for futures contracs.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,143,567,701 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 146,409,228
Unrealized depreciation:	(15,743,096)
Net unrealized appreciation:	$ 130,666,132

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
22	MSCI EAFE Index Mini June 2015
	(Underlying Face Amount at Value $2,012,890)	$ (20)
80	MSCI Emerging Market Index Mini June 2015
	(Underlying Face Amount at Value $3,889,600)	(2,125)
49	Russell 2000 Index Mini June 2015
	(Underlying Face Amount at Value $6,119,610)	5,390
89	S&P 500 Index E-Mini June 2015
	(Underlying Face Amount at Value $9,170,338)	(37,825)
34	S&P Midcap 400 Index E-Mini June 2015
	(Underlying Face Amount at Value $5,167,320)	(2,380)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (36,960)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 29.8%
2,541,691	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 61,991,844
568,707	iShares iBoxx $ High Yield Corporate Bond ETF			51,530,541
594,427	iShares iBoxx $ Investment Grade Corporate Bond ETF			72,347,710
995,829	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			51,713,400
856,719	PowerShares Senior Loan Portfolio			20,638,361
1,680,674	SPDR Barclays Short Term Corporate Bond ETF			51,680,726
191,326	Vanguard Total International Bond ETF			10,348,823
521,339	WisdomTree Emerging Markets Local Debt Fund			20,723,225
				340,974,630
	EQUITY FUNDS - 58.5%
1,032,429	FlexShares Global Upstream Natural Resources Index Fund			30,787,033
401,826	Guggenheim Timber ETF (a)			10,294,782
542,174	iShares Core S&P Mid-Cap ETF			82,399,604
698,517	iShares Core S&P Small-Cap ETF			82,445,961
898,220	iShares S&P 500 Growth ETF			102,352,169
1,109,793	iShares S&P 500 Value ETF			102,722,440
712,913	SPDR Dow Jones International Real Estate ETF			30,883,391
216,107	SPDR Dow Jones REIT ETF			20,437,239
94,188	Vanguard Energy ETF			10,292,865
2,538,286	Vanguard FTSE All-World ex-US ETF			123,690,677
208,283	Vanguard FTSE All-World ex-US Small-Cap ETF			20,674,171
842,324	Vanguard FTSE Emerging Markets ETF			34,425,782
94,871	Vanguard Materials ETF			10,295,401
155,561	WisdomTree Emerging Markets SmallCap Dividend Fund			6,880,463
				668,581,978
	TOTAL EXCHANGE TRADED FUNDS (Cost - $931,676,492)			1,009,556,608

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.5%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.07% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.05% (b)			35,000,000
61,803,763	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.08% (b)			61,803,763
	(Cost - $131,803,763)			131,803,763

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.3%
$ 3,340,000	United States Treasury Bill (Cost $3,339,927) (c)	0.01%	6/18/2015	3,339,927

	TOTAL SHORT-TERM INVESTMENTS (Cost - $135,143,690)			135,143,690

	TOTAL INVESTMENTS - 100.1% (Cost - $1,066,820,182) (e)			$ 1,144,700,298
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(906,436)
	TOTAL NET ASSETS - 100.0%			$ 1,143,793,862
TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2015.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,067,737,261 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 90,350,437
Unrealized depreciation:	(13,387,400)
Net unrealized appreciation:	$ 76,963,037

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
177	MSCI EAFE Index Mini June 2015
	(Underlying Face Amount at Value $16,194,615)	$ 123,300
246	MSCI Emerging Market Index Mini June 2015
	(Underlying Face Amount at Value $11,960,520)	280,240
133	Russell 2000 Index Mini June 2015
	(Underlying Face Amount at Value $16,610,370)	156,940
173	S&P 500 Index E-Mini June 2015
	(Underlying Face Amount at Value $17,825,488)	(48,873)
76	S&P Midcap 400 Index E-Mini June 2015
	(Underlying Face Amount at Value $11,550,480)	123,100

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 634,707

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 3,387,907	$ -	$ -	$ 3,387,907
Short-Term Investment	97,500	-	-	97,500
Total	$ 3,485,407	$ -	$ -	$ 3,485,407

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 2,141,618	$ -	$ -	$ 2,141,618
Equity Funds	2,221,490	-	-	2,221,490
Short-Term Investment	124,229	-	-	124,229
Total	$ 4,487,337	$ -	$ -	$ 4,487,337

Conservative ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,773,707	$ -	$ -	$ 1,773,707
Equity Funds	778,713	-	-	778,713
Short-Term Investment	59,140	-	-	59,140
Total	$ 2,611,560	$ -	$ -	$ 2,611,560

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 818,585	$ -	$ -	$ 818,585
Equity Funds	5,332,002	-	-	5,332,002
Short-Term Investment	173,946	-	-	173,946
Total	$ 6,324,553	$ -	$ -	$ 6,324,553

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,186,032	$ -	$ -	$ 1,186,032
Equity Funds	2,327,054	-	-	2,327,054
Short-Term Investment	90,891	-	-	90,891
Total	$ 3,603,977	$ -	$ -	$ 3,603,977

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 295,015,132	$ -	$ -	$ 295,015,132
Equity Funds	305,925,976	-	-	305,925,976
Short-Term Investments	81,082,381	-	-	81,082,381
Long Futures Contracts	251,670	-	-	251,670
Total	$ 682,275,159	$ -	$ -	$ 682,275,159

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 17,294,490	$ -	$ -	$ 17,294,490
Equity Funds	22,025,974	-	-	22,025,974
Short-Term Investments	5,334,464	-	-	5,334,464
Long Futures Contracts	17,667	-	-	17,667
Total	$ 44,672,595	$ -	$ -	$ 44,672,595

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 149,303,860	$ -	$ -	$ 149,303,860
Equity Funds	972,301,955	-	-	972,301,955
Short-Term Investments	152,628,018	-	-	152,628,018
Total	$ 1,274,233,833	$ -	$ -	$ 1,274,233,833

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 36,960	$ -	$ -	$ 36,960
Total	$ 36,960	$ -	$ -	$ 36,960

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 340,974,630	$ -	$ -	$ 340,974,630
Equity Funds	668,581,978	-	-	668,581,978
Short-Term Investments	135,143,690	-	-	135,143,690
Long Futures Contracts	634,707	-	-	634,707
Total	$ 1,145,335,005	$ -	$ -	$ 1,145,335,005

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at March 31, 2015 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/28/2015